Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jun. 30, 2021
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 5,203	$ 53,200
Borrowings	86,542	41,045
Total borrowings	91,745	94,245
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	367	336
Borrowings	44,646	41,045
Total borrowings	$ 45,013	$ 41,381
Percent of current borrowings	0.00%	0.00%
Percent of non-current borrowings	49.00%	45.00%
Percent of total borrowings	49.00%	45.00%